MINING MACHINES, NET	6 Months Ended
Jun. 30, 2025
MINING MACHINES, NET
MINING MACHINES, NET

6.MINING MACHINES, NET

Mining machines consist of the following:

	As of December 31, 2024	As of June 30, 2025
Mining machines	254,346,496	668,759,536
Less: accumulated depreciation	(11,539,783)	(54,734,109)
Less: provision for impairment	—	(256,856,570)
Mining machines, net	242,806,713	357,168,857

Depreciation expense, for the six month ended June 30, 2024 and 2025 were nil and US$43,194,326, respectively.

The Company entered into agreements with multiple sellers to purchase mining machines that produces an aggregate hash rate of of 18 Exahash by issuance ordinary shares in November 2024, and the transaction was closed on June 27, 2025, when the acquisition was initially recorded at the fair value of the equity consideration, calculated using the contracted share number of 146,670,925 shares at US$2.23/share on that date together with the fair value of the warrant granted under the agreement. The carrying value was subsequently adjusted to the machines’ fair value through a discounted cash flow analysis, resulting in the provision of impairment loss of US$256,856,570.